Debt securities - Asset-backed securities (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial investments
Asset-backed securities	£ 5,155	£ 4,405
Continuing and discontinued operations
Financial investments
Asset-backed securities		11,081
UK & Europe Operations (M&G Prudential)
Financial investments
Asset-backed securities		£ 6,676
Operating segments | Asia | Investment grade
Financial investments
Percentage for credit rating category	100.00%	99.80%
Shareholder-backed | Operating segments | Asia
Financial investments
Asset-backed securities	£ 126	£ 121
Shareholder-backed | Operating segments | US
Financial investments
Asset-backed securities	£ 4,458	3,604
Shareholder-backed | Operating segments | AAA | US
Financial investments
Percentage for credit rating category	52.00%
Shareholder-backed | Operating segments | AA | US
Financial investments
Percentage for credit rating category	21.00%
Shareholder-backed | Operating segments | A | US
Financial investments
Percentage for credit rating category	18.00%
Shareholder-backed | Operating segments | RMBS Sub-prime | US
Financial investments
Asset-backed securities	£ 88	96
Shareholder-backed | Operating segments | RMBS Sub-prime | AAA | US
Financial investments
Percentage for credit rating category	2.00%
Shareholder-backed | Operating segments | RMBS Sub-prime | AA | US
Financial investments
Percentage for credit rating category	5.00%
Shareholder-backed | Operating segments | RMBS Sub-prime | A | US
Financial investments
Percentage for credit rating category	2.00%
Shareholder-backed | Operating segments | Alt-A | US
Financial investments
Asset-backed securities	£ 101	105
Shareholder-backed | Operating segments | Alt-A | AAA | US
Financial investments
Percentage for credit rating category	17.00%
Shareholder-backed | Operating segments | Alt-A | A | US
Financial investments
Percentage for credit rating category	34.00%
Shareholder-backed | Operating segments | Prime including agency | US
Financial investments
Asset-backed securities	£ 579	441
Shareholder-backed | Operating segments | Prime including agency | AAA | US
Financial investments
Percentage for credit rating category	39.00%
Shareholder-backed | Operating segments | Prime including agency | AA | US
Financial investments
Percentage for credit rating category	45.00%
Shareholder-backed | Operating segments | Prime including agency | A | US
Financial investments
Percentage for credit rating category	7.00%
Shareholder-backed | Operating segments | CMBS | US
Financial investments
Asset-backed securities	£ 2,266	1,945
Shareholder-backed | Operating segments | CMBS | AAA | US
Financial investments
Percentage for credit rating category	78.00%
Shareholder-backed | Operating segments | CMBS | AA | US
Financial investments
Percentage for credit rating category	16.00%
Shareholder-backed | Operating segments | CMBS | A | US
Financial investments
Percentage for credit rating category	3.00%
Shareholder-backed | Operating segments | CDO funds | US
Financial investments
Asset-backed securities	£ 353	13
Shareholder-backed | Operating segments | CDO funds | AAA | US
Financial investments
Percentage for credit rating category	37.00%
Shareholder-backed | Operating segments | CDO funds | AA | US
Financial investments
Percentage for credit rating category	33.00%
Shareholder-backed | Operating segments | CDO funds | A | US
Financial investments
Percentage for credit rating category	30.00%
Shareholder-backed | Operating segments | Other asset-backed securities | US
Financial investments
Asset-backed securities	£ 1,071	1,004
Shareholder-backed | Operating segments | Other asset-backed securities | US | Sub-prime
Financial investments
Asset-backed securities	£ 59
Shareholder-backed | Operating segments | Other asset-backed securities | AAA | US
Financial investments
Percentage for credit rating category	15.00%
Shareholder-backed | Operating segments | Other asset-backed securities | AA | US
Financial investments
Percentage for credit rating category	16.00%
Shareholder-backed | Operating segments | Other asset-backed securities | A | US
Financial investments
Percentage for credit rating category	52.00%
Shareholder-backed | Unallocated to a segment (central or other operations)
Financial investments
Asset-backed securities	£ 315	£ 445
Shareholder-backed | Unallocated to a segment (central or other operations) | AAA
Financial investments
Percentage for credit rating category	100.00%	99.00%
With-profits | Operating segments | Asia
Financial investments
Asset-backed securities	£ 256	£ 235